Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Total revenue	$ 270,651	$ 246,246	$ 194,913
Cost of revenue:
Total cost of revenue	50,746	42,557	37,879
Gross profit	219,905	203,689	157,034
Operating expenses:
Research and development	80,620	65,541	54,377
Sales and marketing	97,387	76,389	61,305
General and administrative	40,854	47,937	32,134
Total operating expenses	218,861	189,867	147,816
Operating income	1,044	13,822	9,218
Financial income, net	119,716	68,483	2,179
Income before tax	120,760	82,305	11,397
Tax (income) expense	(45)	10,909	5,616
Net income	120,805	71,396	5,781
Net income (loss) per share:
Basic net income (loss) per share attributable to ordinary shareholders	116,111	70,433	(9,344)
Diluted net income (loss) per share attributable to ordinary shareholders	$ 116,111	$ 70,433	$ (9,344)
Basic net income (loss) per ordinary share (in USD per share)	$ 0.64	$ 0.49	$ (0.08)
Diluted net income (loss) per share (in USD per share)	$ 0.59	$ 0.44	$ (0.08)
Weighted average number of ordinary shares used in computing basic net income (loss) per share (in shares)	182,693,375	144,002,394	123,696,624
Weighted average number of ordinary shares used in computing diluted net income (loss) per share (in shares)	195,393,558	161,538,579	123,696,624
Subscription services
Revenue:
Total revenue	$ 153,470	$ 120,889	$ 100,614
Cost of revenue:
Total cost of revenue	16,875	9,369	8,795
Term-license
Revenue:
Total revenue	62,487	62,428	29,131
Cost of revenue:
Total cost of revenue	425	2,299	1,709
Perpetual license and related
Revenue:
Total revenue	21,373	34,169	42,136
Cost of revenue:
Total cost of revenue	12,987	9,817	9,370
Professional services
Revenue:
Total revenue	33,321	28,760	23,032
Cost of revenue:
Total cost of revenue	$ 20,459	$ 21,072	$ 18,005